Restructuring costs (Tables)	12 Months Ended
Dec. 31, 2017
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Analysis of Restructuring Costs

An analysis of restructuring costs is as follows:

All figures in £ millions	2017	2016	2015
By nature:
Product costs	15	32	—
Employee costs	11	139	18
Depreciation and amortisation	13	29	—
Property and facilities	24	43	5
Technology and communications	2	7	—
Professional and outsourced services	12	31	5
General and administrative costs	2	48	7

Total restructuring – operating expenses	79	329	35

Share of associate restructuring	—	9	12

Total	79	338	47